SUPPLEMENT DATED JANUARY 1, 1996
                     TO THE PROSPECTUS DATED JANUARY 1, 1996

                      TEMPLETON CAPITAL ACCUMULATION PLANS



The 18-month refund schedule discussed under the section "CANCELLATION AND REFUND RIGHTS" beginning on page 8 has been extended to 28 months for all Plans established within this state.



















                                                           TLCAP STKR18  01/96